Allison Pristash State Street 1 Lincoln Street Mail Stop SFC 0805 Boston, MA 02111 Tel +1 617 662 7031 APristash@StateStreet.com

February 27, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	iShares Trust (the “Registrant”)

Securities Act File No. 333-92935

Investment Company Act File No. 811-09729

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filing, dated February 12, 2020 to the prospectuses for the following funds:

iShares ESG MSCI EAFE ETF

iShares ESG MSCI USA ETF

iShares ESG MSCI USA Small-Cap ETF

The purpose of this filing is to submit the 497 dated February 12, 2020 in XBRL.

If you have any questions regarding this filing, please contact Benjamin Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Very truly yours,

/s/ Allison Pristash

Allison Pristash cc: Benjamin Haskin, Esq.